Debt - Additional Information (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2024 EUR (€)
Debt Instrument [Line Items]
Term loan	$ 628,000			€ 435,000
Repayment of loans and borrowings	174,718	$ 121,724	$ 148,919
Line of credit	65,000	75,000
Proceeds under line of credit	855,000	900,000	796,600
Repayment of line of credit	865,000	900,000	771,600
Principal Outstanding	2,390,689	2,519,857
Interest Expense and Amortization of Financing Costs	140,805	151,148	126,628
Gain on loan note repurchase	1,696	10,758	$ 11,534
Secured Notes
Debt Instrument [Line Items]
Debt instrument issued	400,000			435,000
Repurchased Amount	8,375	24,837
Line of Credit [Member]
Debt Instrument [Line Items]
Line of credit	75,000
First Lien Term Loan
Debt Instrument [Line Items]
Aggregate debt amount, borrowed	1,018,000			710,000
New Revolving Credit Facility
Debt Instrument [Line Items]
Line of credit facility, amount outstanding	90,713	35,640
Senior Secure Revolving Credit Facility
Debt Instrument [Line Items]
Credit facility available balance	305,000
New Term Loan Facility [Member]
Debt Instrument [Line Items]
Repurchased Amount	85,599	153,345
USD Incremental Term Loan [Member]
Debt Instrument [Line Items]
Term loan	390,000
EUR Incremental Term Loan [Member]
Debt Instrument [Line Items]
Term loan | €				€ 275,000
Letter of Credit [Member]
Debt Instrument [Line Items]
Letter of Credit	$ 142,666	135,413
Credit facility utilization rate for debt covenants, percentage	40.00%
First lien debt ratio, description	First Lien Debt Ratio is not permitted to exceed 7.5 to 1.0.
Letter of Credit [Member] | Minimum
Debt Instrument [Line Items]
First lien debt ratio	7.5
Letter of Credit [Member] | Maximum
Debt Instrument [Line Items]
First lien debt ratio	1
Term Loan [Member]
Debt Instrument [Line Items]
Voluntary prepayment	$ 20,400
Voluntary prepayment	20,400
Term Loan [Member] | Secured Notes
Debt Instrument [Line Items]
Gain on loan note repurchase	1,696	10,758
Term Loan Facility [Member]
Debt Instrument [Line Items]
Debt instrument, principal payment	$ 10,190	$ 10,190